Other financial liabilities (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Categories of current financial liabilities [abstract]
Expenses payable	$ 3,125,704	$ 3,028,650
Salary payable	1,567,348	2,293,789
Security deposits	10,815	10,840
Liability for compensated absences	183,411	168,718
Other liabilities	2,398,195	6,757,833
Total other financial liabilities	$ 7,285,473	$ 12,259,830